Annual Total Returns- Janus Henderson Forty Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Forty Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.94%)	23.86%	30.89%	8.47%	11.94%	1.94%	29.99%	1.72%	36.85%	39.03%